Subsequent Events (Details Narrative) - USD ($)	May 13, 2026	May 05, 2026	May 01, 2026	Apr. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Liquidity invested					$ 617,007	$ 358,867	$ 598,787
Revolving credit facility						$ 7,500,000	$ 8,000,000.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Payment on line of credit	$ 4,800,000	$ 2,000,000.0
Line of credit	0	$ 4,763,863
Waiver fee	50,000
Revolving credit facility	$ 7,500,000
Expiration date	Jun. 30, 2027
Subsequent Event [Member] | M and T Bank [Member]
Subsequent Event [Line Items]
Liquidity invested	$ 7,500,000
Subsequent Event [Member] | Underwritten Public Offering [Member]
Subsequent Event [Line Items]
Number of share issued in public offering			428,571	2,857,142
Share issue price per share				$ 7.00
Gross proceeds from public offering				$ 20,000,000.0
Net proceeds from public offering			$ 2,800,000	$ 18,600,000
Number of option granted			428,571